Cash flow information	12 Months Ended
Dec. 31, 2022
Cash flow information
Cash flow information

32.Cash flow information

(a)Reconciliation from loss before income tax to cash used in operations

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Loss before income tax	(3,069,043)	(502,598)	(810,630)
Adjustments for:
Depreciation on
- property, plant and equipment	33,466	36,865	50,693
- right-of-use assets	18,277	23,821	22,125
Amortization on intangible assets	1,452	2,399	4,606
Loss allowance for trade and other receivables and contract assets	14,843	37,032	59,010
Investment income from wealth management products	(4,182)	(4,925)	(3,366)
Dividends from equity security	—	(745)	(422)
Fair value loss - net on financial assets at FVPL	1,878	10,133	19,102
(Gain)/loss on
- settlement of derivative financial instruments	(1,550)	(8,709)	—
- disposal of property, plant and equipment	—	—	302
- disposal of right-of-use assets	—	846	182
- disposal of subsidiaries	—	(2,305)	—
Amortization on deferred income of ADS depository	(2,405)	(4,373)	(3,756)
Finance (income)/costs - net	(22,270)	(14,061)	110,571
Share-based compensation expenses	29,951	54,144	17,493
Losses related to financial instruments with preferred rights	2,823,370	—	—
Others	(110)	—	—
Changes in working capital:
- Inventories	(7,075)	(10,632)	(6,824)
- Contract assets	(50)	(7,277)	(10,006)
- Other current assets	7,211	5,795	21,233
- Trade receivables	(95,719)	(153,942)	(10,568)
- Other receivables and prepayments	(22,894)	(44,386)	24,427
- Amounts due from related parties	850	(383)	487
- Trade payables	(9,073)	23,579	13,729
- Contract liabilities	(9,772)	3,545	(2,373)
- Other payables and accruals	11,948	32,054	43,791
- Amounts due to related parties	—	(21)	(3)
Cash used in operations	(300,897)	(524,144)	(460,197)

32.Cash flow information (Continued)

(b)Reconciliation of liabilities arising from financing activities

	Financial
	instruments	Amounts
	with preferred	due to		Lease
	rights	investors	Borrowings	liabilities
	(Note 30)	(Note)	(Note 28)	(Note 14(a)(ii))	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At January 1, 2020	2,106,334	15,000	23,157	44,487	2,188,978
Cash received	70,026	299,051	61,213	—	430,290
Cash repaid	—	(314,388)	(20,703)	(19,577)	(354,668)
Non-cash movements	(2,176,360)	337	409	34,691	(2,140,923)
At December 31, 2020	—	—	64,076	59,601	123,677
At January 1, 2021	—	—	64,076	59,601	123,677
Cash received	—	48,617	25,153	—	73,770
Cash repaid	—	(48,452)	(69,106)	(21,708)	(139,266)
Non-cash movements	—	(165)	(569)	16,544	15,810
At December 31, 2021	—	—	19,554	54,437	73,991
At January 1, 2022	—	—	19,554	54,437	73,991
Cash received	—	—	129,973	—	129,973
Cash repaid	—	—	(32,979)	(21,940)	(54,919)
Non-cash movements	—	—	284	9,238	9,522
At December 31, 2022	—	—	116,832	41,735	158,567

Note:

During 2020 and 2021, certain investors subscribed for approximately RMB299 million and RMB49 million respectively of investments in the Company and received repayments of substantially the same amounts of their historical investments in Genetron Health in the same year.